Loans and other borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current	$ 126	$ 106
Non-current	1,893	1,606
Total	2,019	1,712
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current	262	107
Total	262	107
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Current	16	17
Non-current	215	210
Total	231	227
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	538	489
Total	538	489
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	406	370
Total	406	370
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	472	430
Total	472	430
Unsecured bank loans, finance lease obligations, and bonds [member]
Disclosure of detailed information about borrowings [line items]
Current	16	17
Non-current	1,893	1,606
Total	1,909	1,623
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	110	89
Total	110	89
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Non-current	1,416	1,289
Total	1,416	1,289
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Current	124	101
Non-current	477	317
Total	601	418
Euros [member]
Disclosure of detailed information about borrowings [line items]
Current	2	2
Total	$ 2	2
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Current		3
Total		$ 3